Other Current Assets	12 Months Ended
Oct. 31, 2011
Other Current Assets [Abstract]
Other Current Assets
7.	Other Current Assets

As of October 31, 2011, other current assets include embedded derivative and other derivative assets of $11.8 million (October 31, 2010 ― $10.5 million) (Note 17) as well as prepaid expenses and other of $2.0 million (October 31, 2010 ― $1.8 million).